BUSINESS COMBINATIONS (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Reverse Recapitalization Business Combination And Asset Acquisition [Abstract]
Schedule of Reverse Recapitalization
The following table provides a summary of the significant sources and uses of cash related to the closing of the business combination on June 14, 2022, (in thousands):
Amount available after paying TCAC redeeming stockholders	$8,771
Proceeds from convertible notes	10,000
Proceeds from PIPE Financing	6,100
TCAC operating account	264
Gross proceeds available at closing	25,135
Expenses paid at closing	(6,346)
Net cash to Legacy SpringBig at closing	$18,789
Post closing expense (cash paid or accrued for expenses by Legacy SpringBig)	(8,679)
Net cash after closing	$10,110
The following table provides a reconciliation of the common shares related to the business combination transaction:
TCAC non-redeeming shareholders	1,752,388
PIPE Investors	1,341,356
TCAC sponsor shareholders	4,000,000
Legacy SpringBig shareholders	18,196,526
Issued and outstanding	25,290,270

The following table provides a summary of the significant sources and uses of cash related to the closing of the business combination on June 14, 2022, (in thousands):
Amount available after paying TCAC redeeming stockholders	$8,771
Proceeds from convertible notes	10,000
Proceeds from PIPE Financing	6,100
TCAC operating account	264
Gross proceeds available at closing	25,135
Expenses paid at closing	(6,346)
Net cash to Legacy SpringBig at closing	$18,789
Post closing expense (cash paid or accrued for expenses by Legacy SpringBig)	(8,679)
Net cash after closing	$10,110
The following table provides a reconciliation of the common shares related to the business combination transaction:
TCAC non-redeeming shareholders	1,752,388
PIPE Investors	1,341,356
TCAC sponsor shareholders	4,000,000
Legacy SpringBig shareholders	18,196,526
Issued and outstanding	25,290,270

Schedule of Purchase Price Allocation
The purchase price allocation is as follows (in thousands):
Fair value of shares	$135
Less: Post combination cost - restricted shares	(85)
Fair value of net shares	50
Cash consideration	132
Indemnity holdback	23
Fair value of purchase consideration	$205
Assets assumed	$9
Goodwill	—
Intangibles (Software)	196
Fair value of assets	$205